[DESCRIPTION]
FORM 13F HOLDINGS REPORT

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar year or Quarter ended :  December 31, 2000

Check here if Amendment [    ];  Amendment Number:
This Amendment (Check only one.): 		[      ]  is a restatement.
                                   	[      ]  adds new holdings entries.



Institutional Investment Manager Filing this Report:

Name:		Arthur E. Hall
Address:	1726 Cedarwood Drive
		Minden, NV  89423

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager

Name:		Arthur E. Hall
Title:		Portfolio Manager
Phone:		775-782-5174
Signature, Place and Date of Signing:

	Arthur E. Hall		Minden, Nevada		February 8, 2001

Report Type		(Check only one.):

[ x ]		13F HOLDINGS REPORT

[    ]		13F NOTICE

[    ]		13F COMBINATION REPORT

List of Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

							FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		NONE

Form 13F Information Table Entry Total:		47

Form 13F Information Table Value Total:		$138,739

FORM 13F INFORMATION TABLE

Name of Issuer
Title
of
Class
Cusip
Value
(1,000)
Shares
Investment
Discretion
Managers Voting Authority






Sole
Shared
None
ALLSTATE
COM
020002101
  2178
50000
DEFINED 01
X


ALLTEL
COM
020039103
  3122
50000
DEFINED 01
X


ALLTEL
COM
020039103
  2310
37000
DEFINED 01


X
AT&T
COM
001957109
  1545
89547
DEFINED 01
X


AT&T
COM
001957109
    772
44773
DEFINED 01


X
BIG DOG HLDINGS
COM
089128102
  1175
300000
DEFINED 01
X


BURLINGTON RES
COM
122014103
  1263
250000
DEFINED 01
X


BURLINGTON RES
COM
122014103
  2525
50000
DEFINED 01


X
CAPITAL AUTOMOTIV
COM
139733109
  4834
355000
DEFINED 01
X


CAPITAL AUTOMOTIV
COM
139733109
    691
50000
DEFINED 01


X
CHINA YUCHAI
COM

    266
250000
DEFINED 01
X


CANNONDALE
COM
137798104
  1799
488000
DEFINED 01
X


COMCAST
COM
200300200
  1854
44400
DEFINED 01
X


COMCAST
COM
200300200
  1253
30000
DEFINED 01


X
COMPAQ
COM
204493100
    753
50000
DEFINED 01
X


COX COMMUNICAT
COM
224044107
11717
251650
DEFINED 01
X


COX COMMUNICAT
COM
224044107
  3442
73920
DEFINED 01


X
DREYER'S GRAND
COM
261878102
  8063
250000
DEFINED 01
X


EQUIFAX
COM
294429105
  3508
122300
DEFINED 01
X


EQUIFAX
COM
294429105
  1434
50000
DEFINED 01


X
ENRON RESOURCES
COM
293562104
12625
250000
DEFINED 01
X


FIRST CONSULTING
COM
31986R103
    713
150000
DEFINED 01
X


FRESH DEL MONTE
COM

  1377
306000
DEFINED 01
X


FRESH DEL MONTE
COM

    450
100000
DEFINED 01


X
GEMSTAR
COM
36866W106
    923
20000
DEFINED 01
X


GLACIER WATER
COM
376395109
  1137
144400
DEFINED 01
X


HELLENIC TELECOM
COM
423325307
  1450
200000
DEFINED 01
X


JOHN HANCOCK
COM
41014S106
  1881
50000
DEFINED 01
X


NUEVO GR. IUSACELL
COM
670512100
    990
101500
DEFINED 01
X


LUBRIZOL
COM
549271104
  2318
90000
DEFINED 01
X


MERIDIAN RESOURCES
COM
58977Q109
  9661
1120100
DEFINED 01
X


MURPHY OIL
COM
626717102
  1813
30000
DEFINED 01
X


NOVELL
COM
670006105
    419
80200
DEFINED 01
X


NUEVO ENERGY
COM
670509108
  1039
60000
DEFINED 01
X


PLAINS ALL AMER
COM
726503105
  9993
522500
DEFINED 01
X


PLAINS RESOURCES
COM
726540503
20490
969945
DEFINED 01
X


THE RIGHT START
COM
766574107
    215
172125
DEFINED 01
X


SABRE GROUP
COM
785905100
  1660
38500
DEFINED 01
X


SANTA CRUZ OPS
COM
801833104
      64
50000
DEFINED 01
X


SHOPKO STORES
COM
824911101
    250
50000
DEFINED 01


X
SOLUTIA
COM
834376105
  2700
225000
DEFINED 01
X


SOLUTIA
COM
834376105
  1200
100000
DEFINED 01


X
SUPERVALU
COM
868536103
  5966
430000
DEFINED 01
X


SUPERVALU
COM
868536103
  1388
100000
DEFINED 01


X
SYNOPSIS
COM
871607107
    949
20000
DEFINED 01
X


TUBOS DE ACERO
COM
898592506
  1073
75000
DEFINED 01
X


TV AZTECA ADR
COM
901145102
  1491
150000
DEFINED 01
X




TOTAL						138739